Cover	Jul. 17, 2024
Cover [Abstract]
Entity Registrant Name	TIMBERLINE RESOURCES CORPORATION
Entity Central Index Key	0001288750
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Jul. 17, 2024
Entity File Number	001-34055
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	82-0291227
Entity Address Address Line 1	9030 North Hess Street
Entity Address Address Line 2	Ste 161
Entity Address City Or Town	HAYDEN
Entity Address State Or Province	ID
Entity Address Postal Zip Code	83835
City Area Code	208
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	664-4859
Security 12b Title	Common Stock, $0.001 par value
Trading Symbol	TLRS